Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Commitments and Contingencies
Commitments and Contingencies

7. Commitments and Contingencies

Since March 1, 2014, the date the Service Agreement terminated (Note 4), the Company paid Napo $33,897 for rent related to the office space utilized by the Company for the months of March, April and May of 2014.

Effective June 26, 2014 the Company entered into a technology transfer and commercial manufacturing agreement (the “Transfer Agreement”) with a contract manufacturer in Italy (the “Manufacturer”), whereby the Company and the Manufacturer will cooperate to develop and refine the manufacturing process for the Company’s prescription and non-prescription products. Pursuant to the Transfer Agreement, the Company was to make prepayments to the Manufacturer as follows: (1) a start-up fee of €500,000, €250,000 of which was to be paid at the earlier to occur of September 15, 2014 or the closing date of an initial public offering and €250,000 of which was to be paid at the time of installation and qualification of the Company’s equipment at their facility, (2) related to the technology transfer, €620,000, €310,000 of which was paid subsequent to the signature of the Transfer Agreement and €310,000 of which was to be paid after the delivery of a final study report, (3) for design of a portion of the Manufacturer’s facility, €100,000 was to be paid within five days of the signature of the Transfer Agreement, and (4) a €300,000 bonus fee payable in two equal installments, the first of which is due by the end of March 2015, with the remainder paid by the end of December 2015. The first €150,000 of the bonus fee payable was paid in May 2015. Additionally, the Transfer Agreement stipulated that the Company was to pay the Manufacturer an aggregate of €500,000 upon the delivery of agreed-upon levels of satisfactory product. Further, the Company issued the Manufacturer warrants to purchase 16,666 shares of common stock with an exercise price of 90% of the initial public offering price, amended to $6.30 in March 2015. (Note 8)

Effective February 12, 2015, March 25, 2015 and July 15, 2015 the Company entered into amendments delaying payments to the Manufacturer as follows: i) the €500,000 start-up fee was due by the end of April 2015 and has been paid during the nine months ended September 30, 2015, (ii) related to the technology transfer, of the remaining €310,000, €215,000 was due April 2015 and €95,000 was due June 30, 2015, both of which were paid during the nine months ended September 30, 2015, (iii) related to the design of a portion of the Manufacturer’s facility, the payment has increased to €170,000, €150,000 of which was due at the end of April 2015 and €20,000 was due on June 30, 2015, both of which have been paid during the nine months ended September 30, 2015 (iv) the fees linked to the deliverables are now due €250,000 on December 31, 2015 and €250,000 on March 31, 2016, 2015, (v) the bonus fee payable of €300,000, €150,000 was due at the end of April 2015 and has been paid during the nine months ended September 30, 2015 and €150,000 due at December 31, 2015. In May 2015, the Company paid the start-up fee of €500,000 and the technology transfer fee of €215,000.  In accordance with the terms of the Memorandum of Understanding, the Manufacturer will supply 400Kg of SB300 at no cost in anticipation of the future deduction by December 2015.

In September 2015, the Company entered into a four year manufacture and supply agreement (the “Supply Agreement”) with a contract manufacturer in India for the manufacture and supply of active pharmaceutical ingredient (“API”).  For each calendar year, the Company and the manufacturer will agree to a minimum annual quantity that the Company will purchase.  In connection with the Supply Agreement, the Company paid $49,090 in September 2015 as an advance payment for the API, which has been included in prepaid expenses at September 30, 2015.

In accordance with a sublease assignment, effective in June 19, 2015, the Company leased 6,008 square fee of office space.  The term of the sublease began upon the delivery of the premises, which was July 1, 2015, and will expire on August 31, 2018.  The base rent is $29,539 with $500 annual increases.  In addition, the Company will be responsible for certain costs and charges specified in the sublease, including operating expenses and taxes.  Future minimum lease payments will total $1,054,909.

7. Commitments and Contingencies

        In 2013, a veterinary school of medicine began a field study for the Company. The Company agreed to make payments to the school totaling $190,000. The total expense for the period from June 6, 2013 (inception) to December 31, 2013 was $145,000 and for the year ended December 31, 2014 was $45,000.

        Since March 1, 2014, the date the Service Agreement terminated, the Company paid Napo $33,897 for rent related to the office space utilized by the Company for the months of March, April and May, 2014.

        Effective on June 1, 2014, the Company assumed the existing sublease from Napo. The term of the sublease is from June 1, 2014 through June 30, 2015. Minimum lease payments to be paid during 2015 will be $63,795.

        Effective June 26, 2014 the Company entered into a technology transfer and commercial manufacturing agreement (the "Transfer Agreement") with a contract manufacturer in Italy (the "Manufacturer"), whereby the Company and the Manufacturer will cooperate to develop and refine the manufacturing process for the Company's prescription and non-prescription products. Pursuant to the Transfer Agreement, the Company was to make prepayments to the Manufacturer as follows: (1) a start-up fee of €500,000, €250,000 of which was to be paid at the earlier to occur of September 15, 2014 or the closing date of an initial public offering and €250,000 of which was to be paid at the time of installation and qualification of the Company's equipment at their facility, (2) related to the technology transfer, €620,000, €310,000 of which was paid subsequent to the signature of the Transfer Agreement and €310,000 of which was to be paid after the delivery of a final study report, (3) for design of a portion of the Manufacturer's facility, €100,000 was to be paid within five days of the signature of the Transfer Agreement, and (4) a €300,000 bonus fee payable in two equal installments, the first of which is due by the end of March 2015, with the remainder paid by the end of December 2015. Additionally, the Transfer Agreement stipulated that the Company was to pay the Manufacturer an aggregate of €500,000 upon the delivery of agreed-upon levels of satisfactory product. Further, the Company issued the Manufacturer warrants to purchase 16,666 shares of common stock with an exercise price of 90% of the initial public offering price. (Note 8)

        Effective February 12, 2015 the Company entered into an amendment delaying payments to the Manufacturer as follows: i) the €500,000 start-up fee is now due by the end of March 2015, (ii) related to the technology transfer, of the remaining €310,000, €215,000 is now due March 31, 2015 and €95,000 is now due June 30, 2015, (iii) related to the design of a portion of the Manufacturer's facility, the payment has increased to €170,000, €150,000 of which is due on March 31, 2015 and €20,000 is due on June 30, 2015, (iv) the fees linked to the deliverables are now due €250,000 on March 31, 2015 and €250,000 on June 30, 2015.